Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2023
Stockholders' Equity Note [Abstract]
Summary of Award Activity Under Omnibus Plan
The following table summarizes award activity under the Omnibus Plan for the nine-month period ending September 30, 2023:

	RSUs		PSUs
	Number of RSUs	Weighted-Average Price	Number of PSUs	Weighted-Average Price
Outstanding at December 31, 2022	—	—	—	—
Granted	985,313	$16.00	311,875	$16.99
Vested or exercised	—	—	—	—
Forfeited	(20,679)	—	—	—

Outstanding at September 30, 2023	964,634	$16.00	311,875	$16.99

Restricted stock awards expected to vest	964,634	$16.00	311,875	$16.99